Balance Sheet Components (Details) - Schedule of Equipment - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equipment [Abstract]
Equipment	$ 12,370	$ 12,370	$ 12,370
Less: accumulated depreciation	(11,359)	(10,649)	(8,546)
Equipment, net	$ 1,011	$ 1,721	$ 3,824